Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations
Schedule of fair value adjustments in accordance with IFRS 3

	As reported		As re-presented
	December 31, 2021	Adjustments	December 31, 2021
	$’000	$’000	$’000
Property, plant and equipment	1,708,834	5,427	1,714,261
Goodwill	837,374	(57,478)	779,896
Other intangible assets	701,425	144,304	845,729
Trade and other receivables - non-current	69,479	5,575	75,054
Trade and other receivables - current	469,130	2,623	471,753
Deferred tax liabilities	(118,210)	(50,909)	(169,119)
Non-controlling interest	(173,647)	(49,541)	(223,188)

IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Disclosure of detailed information about asset acquisitions

	2022	2021
	$’000	$’000

Gross consideration	2,729	12,248
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(819)	(1,837)
Net consideration for 70% controlling interest in the acquired towers	1,910	10,411

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	1,032	7,902
Customer related assets	1,947	5,449
Network-related assets	671	1,877
Trade and other receivables	—	872
Trade and other payables	(921)	(3,852)
Total identifiable net assets acquired (at 100%)	2,729	12,248
Goodwill	—	-

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	2,729	12,248
Shareholder funding provided by the Group and external debt*	—	(6,124)
Total identifiable net assets acquired for purposes of non-controlling interest	2,729	6,124

Non-controlling interest portion of above at 30%	819	1,837

Revenue — post‑acquisition	n.a.	n.a.
Loss — post‑acquisition	n.a.	n.a.

* This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt.

MTN telecom towers in South Africa
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	421,239
Net cash consideration	421,239

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683
Customer related intangible asset	127,957
Network related intangible asset	67,837
Right of use asset	211,315
Lease liabilities	(211,315)
Deferred tax	(52,864)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	360,194

Goodwill	61,045

Revenue — post‑acquisition	71,398
Loss — post‑acquisition	(21,975)

Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2022
$’000

Gross consideration	317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	13,395
Land	885
Customer related intangible asset	48,353
Network related intangible asset	2,520
Right of use asset	266,666
Trade and other receivables	23,575
Lease liabilities	(4,282)
Trade and other payables	(4,222)
Deferred tax	(86,239)
Total identifiable net assets acquired	260,651

Goodwill	54,641

Revenue — post‑acquisition	34,129
Profit — post‑acquisition*	6,340

* Includes profit up until an internal merger of the entity.

Skysites Holdings S.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

2021
$’000

Gross consideration	40,611
Less: contingent consideration*	(4,169)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	11,276
Land	15
Furniture and office equipment	11
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972

Goodwill	26,864

Revenue — post‑acquisition	4,041
Loss — post‑acquisition	(142)

*Contingent consideration consists of $4.2 million of consideration due at a future date which is recognized at fair value on the date of acquisition. The contingent consideration relates to a pay-out if a certain number of sites were rolled out post-acquisition and the quality of the acquired sites. As at December 31, 2021 certain contingencies were not met and $1.3 million of the contingent consideration was released to the consolidated statement of loss and other comprehensive income in 2021, refer to note 9. $2.9 million remains as contingent consideration.

Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

	Brazil	Colombia	Total
	2021	2021	2021
	$’000	$’000	$’000

Gross consideration	93,900	47,051	140,951
Less: cash in business at the date of acquisition	(260)	(659)	(919)
Net cash consideration	93,640	46,392	140,032

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	43,890	14,074	57,964
Land	407	546	953
Furniture and office equipment	65	17	82
Capital work in progress	628	500	1,128
Right of use asset	22,273	9,761	32,034
Customer related intangible asset	35,422	32,599	68,021
Network related intangible asset	594	321	915
Software	495	1	496
Trade and other receivables	2,363	3,023	5,386
Trade and other payables	(1,471)	(3,646)	(5,117)
Provisions for other liabilities and charges	(5,272)	(527)	(5,799)
Lease liabilities	(24,028)	(10,458)	(34,486)
Tax payable	(2,809)	(625)	(3,434)
Deferred tax	(15,374)	(10,907)	(26,281)
Total identifiable net assets acquired	57,183	34,679	91,862

Goodwill	36,457	11,713	48,170

Revenue — post‑acquisition			9,515
Profit/(loss) — post‑acquisition			(3,961)

I-Systems Solues de Infraestrutura S.A.
Business Combinations
Summary of consideration paid and the fair value of assets and liabilities acquired at the acquisition date

	As reported		As re-presented
	December 31, 2021	Adjustments	December 31, 2021
	$’000	$’000	$’000

Gross consideration	266,739	(6,074)	260,665
Contingent consideration*	—	5,739	5,739
Less: deferred consideration	(64,474)	(2,366)	(66,840)
Net cash consideration	202,265	(2,701)	199,564

Capital injection**	42,996	—	42,996

Identifiable assets acquired and liabilities assumed:
Network assets	220,950	12,859	233,809
Cash	44,872	—	44,872
Capital work in progress	3,832	—	3,832
Software	539	—	539
Customer related intangible asset	—	113,159	113,159
Network related intangible asset	—	35,413	35,413
Trade and other receivables	72,989	2,349	75,338
Trade and other payables	(5,764)	(7,271)	(13,035)
Loans payable	(6,457)	—	(6,457)
Deferred tax	—	(52,415)	(52,415)
Total identifiable net assets acquired	330,961	104,094	435,055

Non-controlling interest	162,171	51,006	213,177

Goodwill	140,945	(59,162)	81,783

Revenue — post‑acquisition			5,426
Loss — post‑acquisition			(3,341)

*Contingent consideration consists of $5.7 million of consideration receivable at a future date which is recognized at fair value on the date of acquisition. The contingent consideration relates to a pay-out if certain conditions are met post-acquisition around homes connected, homes passed, and Churn.

** The capital injection relates to a payment made to I-Systems for the issuance of new share capital as part of the acquisition agreement to achieve the agreed shareholding structure post acquisition.